Subsequent Events (Narrative) (Details) - Prudential Insurance - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023
Subsequent Event [Line Items]
Contributed capital		$ 400	$ 17	$ 216	$ 220	$ 416	$ 7	$ 405
Subsequent Event
Subsequent Event [Line Items]
Contributed capital	$ 300